Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income attributable to Arcos Dorados Holdings Inc.	$ 79,896	$ 36,847	$ 129,166
Non-cash charges and credits:
Depreciation and amortization	123,218	105,800	99,382
(Gain) loss from derivative instruments	(439)	565	7,065
Amortization and accrual of letter of credit fees and deferred financing costs	3,190	3,189	3,433
Gain of property and equipment sales	(664)	(2,030)	(93,122)
Deferred income taxes	(7,974)	648	1,731
Foreign currency exchange results	(11,656)	(15,388)	20,366
Accrued net share-based compensation expense	4,060	2,638	4,216
Impairment of long-lived assets and goodwill	9,063	19,117	17,764
Write-offs of property and equipment	4,733	4,167	8,528
Gain on Sales of restaurants businesses	(5,078)	(6,154)	(14,742)
Others, net	(955)	8,896	6,305
Changes in assets and liabilities:
Accounts payable	39,434	16,563	102,660
Accounts and notes receivable and other receivables	(27,988)	(35,770)	(50,211)
Inventories, prepaid and other assets	(21,802)	(12,074)	(53,466)
Income taxes payable	10,931	12,529	18,946
Other taxes payable	20,891	8,675	12,672
Interest payable	(14)	(35)	2,942
Accrued payroll and other liabilities and provision for contingencies	1,320	27,134	35,075
Others	3,315	4,414	(3,540)
Net cash provided by operating activities	223,481	179,731	255,170
Investing activities
Property and equipment expenditures	(265,235)	(197,041)	(174,766)
Purchases of restaurant businesses paid at acquisition date	(2,658)	0	(870)
Proceeds from sales of property and equipment and related advances	3,340	2,891	61,983
Proceeds from sales of restaurant businesses and related advances	4,818	10,158	10,407
Recovery (acquisitions) of short-term investments	0	19,588	(19,588)
Other investing activity	(1,256)	620	(1,646)
Net cash used in investing activities	(260,991)	(163,784)	(124,480)
Financing activities
Issuance of 2027 Notes	0	0	265,000
Repayment of secured loan agreement	0	0	(169,511)
Purchase of 2023 Notes	0	0	(48,885)
Net payment of derivative instruments	0	0	(40,822)
Dividend payments to Arcos Dorados Holdings Inc.’ shareholders	(22,425)	(20,937)	0
Net short-term borrowings	13,159	0	0
Treasury stock purchases	(13,965)	(46,035)	0
Other financing activities	(6,401)	(6,470)	(9,135)
Net cash used in financing activities	(29,632)	(73,442)	(3,353)
Effect of exchange rate changes on cash and cash equivalents	(8,260)	(53,714)	(13,649)
(Decrease) increase in cash and cash equivalents	(75,402)	(111,209)	113,688
Cash and cash equivalents at the beginning of the year	197,282	308,491	194,803
Cash and cash equivalents at the end of the year	121,880	197,282	308,491
Supplemental cash flow information:
Interest	52,458	55,400	53,206
Income tax	34,092	32,188	24,112
Non-cash investing and financing activities:
Seller financing pending of payment and settlement of franchise receivables related to purchases of restaurant businesses	905	469	36
Exchange of assets	$ 0	$ 0	$ 6,721